ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2016 and 2015 are as follows:

	Issued		Outstanding
	2016	2015	2016	2015
Series 15	3,870,500	3,870,500	3,848,900	3,858,400
Series 16	5,429,402	5,429,402	5,404,500	5,411,800
Series 17	5,000,000	5,000,000	4,972,947	4,980,687
Series 18	3,616,200	3,616,200	3,605,200	3,612,200
Series 19	4,080,000	4,080,000	4,071,200	4,073,700
	21,996,102	21,996,102	21,902,747	21,936,787

Schedule Of Operating Partnership Valuation Allowance [Table Text Block]
Accordingly, the partnership recorded a valuation allowance as follows:

	2016	2015
Series 15	$12,394	$35,843
Series 16	246	246
Series 17	-	11,292
Series 18	24,343	40,468
Series 19	25,120	25,120
	$62,103	$112,969

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2016 and 2015 are as follows:

	2016	2015
Series 15	3,856,025	3,864,025
Series 16	5,409,975	5,420,277
Series 17	4,978,752	4,992,087
Series 18	3,610,450	3,615,200
Series 19	4,073,075	4,078,425
	21,928,277	21,970,014